Consolidated Statements of Cash Flows (FY) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities:
Net income (loss)	$ 321	$ (7,433)
Income (loss) from discontinued operations	12,070	226
Net loss from continuing operations	(11,749)	(7,659)
Adjustments to reconcile net income (loss) to net cash used in operating activities from continuing operations:
Depreciation and amortization	117	106
Non-cash interest expense	56	362
Stock-based compensation expense	1,138	1,747
Warrant liabilities revaluation	646	(7,479)
Other financing expenses	0	461
Loss on debt extinguishment	422	0
Other	2	10
Changes in operating assets and liabilities from continuing operations:
Prepaid expenses and other current assets	(84)	408
Other assets	25	40
Accounts payable	(705)	45
Accrued expenses	(681)	(1,340)
Accrued compensation	249	(360)
Other liabilities	(7)	(121)
Net cash used in operating activities from continuing operations	(10,571)	(13,780)
Cash flows from investing activities from continuing operations:
Purchase of fixed assets, net	0	(18)
Proceeds from the sale of property and equipment	0	3
Release of restricted cash	0	280
Net cash provided by investing activities from continuing operations	0	265
Cash flows from financing activities from continuing operations:
Issuance of common stock and warrants	10,733	14,762
Issuance costs related to common stock and warrants	(1,392)	(641)
Repayment of notes payable	(7,129)	(3,113)
Proceeds from exercise of warrants	289	0
Repayment of capital lease obligations	0	(5)
Net cash provided by financing activities from continuing operations	2,501	11,003
Cash flows from discontinued operations:
Net cash (used in) provided by operating activities of discontinued operations	105	712
Net cash provided by investing activities of discontinued operations	12,209	0
Net cash provided by (used in) discontinued operations	12,314	712
Net increase (decrease) in cash	4,244	(1,800)
Cash, beginning of period	2,087	3,887
Cash, end of period	6,331	2,087
Supplemental disclosure of cash flow information:
Cash paid for interest	92	646
Cash paid for income taxes	0	6
Non-cash investing and financing activities:
Reclassification of warrant liabilities to equity	798	0
Issuance of placement agent warrants	287	103
Issuance of restricted stock	0	249
Accrued transaction costs for financing activities	$ 0	$ (236)